Fair Value Measurements - Schedule of Changes In Estimated Fair Values of Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
PIPE Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 110,881
Issuance during the year			$ 86,359
Fair value remeasurement	(45,276)		24,522
Ending balance	65,605		110,881
NRA Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	47,465
Fair value remeasurement	(19,382)
Ending balance	28,083		47,465
Second Lien Loans
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	10,872
Issuance during the year			43,865
Fair value remeasurement	474		24,387
Ending balance	$ 11,346		10,872
SAFE
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 59,301	59,301	$ 10,000
Issuance during the year		21,660	23,660	45,192
Fair value remeasurement		108,375	190,075	4,109
Ending balance		189,336		59,301
Redeemable convertible preferred stock warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		1,619	1,619	2,045
Issuance during the year		0
Fair value remeasurement		115	$ 7,272	(426)
Ending balance		$ 1,734		$ 1,619